Pension Plans And Other Post-Retirement Benefits (Schedule Of Accumulated And Projected Benefit Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Projected Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 311,609	$ 281,161
Fair value of plan assets	244,897	232,347
Accumulated Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	293,364	246,843
Fair value of plan assets	$ 244,897	$ 232,347